CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Parent	Common Stock Common Class A	Common Stock Common Class V	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Noncontrolling Interest	Total
Beginning balance at Dec. 31, 2017	$ (79,310)						$ (12,251)	$ (91,561)
Net (loss) income	(30,500)						2,856	(27,644)
Distributions to members and noncontrolling interest	(10,161)						(1,950)	(12,111)
Ending balance at Dec. 30, 2018	(119,971)						(11,345)	(131,316)
Net (loss) income	(16,172)						2,808	(13,364)
Other comprehensive income						$ 1,408		1,408
Distributions to members and noncontrolling interest	(11,461)						(2,527)	(13,988)
Ending balance at Dec. 29, 2019	(27,446)					1,408	(7,314)	(33,352)
Net (loss) income	1,692							1,692
Other comprehensive income						(7,208)		(7,208)
Merger of noncontrolling interest	(7,314)						7,314
Distributions to members and noncontrolling interest	(2,657)							(2,657)
Ending balance at Mar. 29, 2020	(35,725)					(5,800)		(41,525)
Beginning balance at Dec. 29, 2019	(27,446)					1,408	(7,314)	(33,352)
Net (loss) income	3,420							3,420
Other comprehensive income						(7,463)		(7,463)
Merger of noncontrolling interest	(7,314)						7,314
Distributions to members and noncontrolling interest	(6,415)							(6,415)
Ending balance at Aug. 28, 2020	(37,755)					(6,055)		(43,810)
Beginning balance at Dec. 29, 2019	(27,446)					1,408	(7,314)	$ (33,352)
Conversion of warrants (in shares)								10,825,664
Ending balance at Sep. 27, 2020								$ 1,263,592
Beginning balance at Aug. 28, 2020	(37,755)					(6,055)		(43,810)
Net (loss) income								(20,439)
Ending balance at Sep. 27, 2020								1,263,592
Beginning balance at Aug. 28, 2020	(37,755)					(6,055)		(43,810)
Net (loss) income								(107,901)
Ending balance (in shares) at Jan. 03, 2021		71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	$ 7	$ 6	$ 793,461	$ (241,490)	924	831,994	1,384,902
Beginning balance (in shares) at Aug. 29, 2020		57,369,050	57,765,978
Beginning balance at Aug. 29, 2020	338,010	$ 6	$ 6	472,329	(134,331)	0	950,768	1,288,778
Conversion of warrants (in shares)		10,825,664
Conversion of warrants	299,868	$ 1		299,867			(88,255)	211,613
Share-based compensation	6,790			6,790				6,790
Net (loss) income	(99,930)				(99,930)		(7,971)	(107,901)
Other comprehensive income	924					924		924
Distributions to members and noncontrolling interest							(9,565)	(9,565)
Ending balance (in shares) at Jan. 03, 2021		71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	$ 7	$ 6	793,461	(241,490)	924	831,994	1,384,902
Beginning balance at Sep. 27, 2020								1,263,592
Net (loss) income								(87,462)
Ending balance (in shares) at Jan. 03, 2021		71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	$ 7	$ 6	793,461	(241,490)	924	831,994	1,384,902
Conversion of warrants (in shares)		4,976,717
Conversion of warrants	144,659			144,659			(32,714)	111,945
Share-based compensation (in shares)		410,402
Share-based compensation	2,883			2,883				2,883
Net (loss) income	(22,529)				(22,529)		(820)	(23,349)
Other comprehensive income	822					822		822
Ending balance (in shares) at Apr. 04, 2021		76,481,833,000	60,349,000,000
Ending balance at Apr. 04, 2021	$ 678,743	$ 7	$ 6	$ 941,003	$ (264,019)	$ 1,746	$ 798,460	$ 1,477,203